Note 5 - Revolving Credit-Facility	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
5
. Revolving Credit-Facility

The Company completed the closing of a
five
-year revolving credit facility (“Revolver”) on
July 5, 2016.
Maximum borrowings under the Revolver total
$300.0
million from
April
through
July
and
$400.0
million from
August
through
March
which represents a
$100
million reduction in the maximum commitment for both periods as elected by the Company in
May 2020.
The Revolver balance as of
March 31, 2020
was
$106.9
million and is included in Long-Term Debt in the accompanying Consolidated Balance Sheet due to the Revolver’s
July 5, 2021
maturity. In order to maintain availability of funds under the facility, the Company pays a commitment fee on the unused portion of the Revolver. The Revolver is secured by the Company’s accounts receivable and inventories and contains a financial covenant and borrowing base requirements. The Company utilizes its Revolver for general corporate purposes, including seasonal working capital needs, to pay debt principal and interest obligations, and to fund capital expenditures and acquisitions. Seasonal working capital needs are affected by the growing cycles of the vegetables the Company packages. The majority of vegetable inventories are produced during the months of
June
through
November
and are then sold over the following year. Payment terms for vegetable produce are generally three
months but can vary from a few days to
seven
months. Accordingly, the Company’s need to draw on the Revolver may
fluctuate significantly throughout the year.